Taxation - Summary of Reconciliation of Applicable Tax Charge Credit at Statutory Tax Rates to Taxation Charge (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before taxation	[1]	$ 25,485	$ 35,621	$ 18,130
Less: share of profit of joint ventures and associates		(3,604)	(4,106)	(4,225)
Income before taxation and share of profit of joint ventures and associates		21,881	31,515	13,905
Applicable tax charge at standard statutory tax rates		7,214	11,641	4,709
Adjustments in respect of prior periods		146	19	(411)
Tax effects of:
Expenses not deductible for tax purposes		1,493	1,176	1,000
Derecognition/(recognition) of deferred tax assets		846	(381)	(957)
Incentives for investment and development		(757)	(557)	(527)
Disposals		(235)	(524)	(910)
Income not subject to tax at standard statutory rates		159	(286)	(359)
Changes in tax rates and legislation		(67)	(157)	2,004
Exchange rate differences		(34)	623	320
Other reconciling items		288	161	(174)
Total taxation charge		$ 9,053	$ 11,715	$ 4,695

[1]
[A] With effect from 2019, the starting point for the Consolidated Statement of Cash Flows is ‘Income before taxation’ (previously 'Income'). Furthermore, to improve transparency, 'Retirement benefits' and 'Decommissioning and other provisions' have been separately disclosed. The 'Other' component of cash flow from investing activities has been expanded to distinguish between cash inflows and outflows. Prior period comparatives for these line items have been revised to conform with current year presentation. Overall, the revisions do not have an impact on cash flow from operating activities, cash flow from investing activities or cash flow from financing activities, as previously published.